PACIFIC ETHANOL PLANTS. (Tables)	12 Months Ended
Dec. 31, 2018
Pacific Aurora [Member]
Schedule of purchase price allocation

Cash and equivalents	$426
Accounts receivable	11,636
Inventories	9,227
Other current assets	1,560
Total current assets	22,849
Property and equipment	61,128
Other assets	328
Total assets acquired	$84,305

Accounts payable, trade	$5,683
Other current liabilities	1,486
Total current liabilities	7,169
Other non-current liabilities	209
Total liabilities assumed	$7,378

Net assets acquired	$76,927
Estimated goodwill	$—
Total purchase price	$76,927

Schedule of pro forma allocation

	Years Ended December 31,
	2017	2016

Net sales – pro forma	$1,710,317	$1,802,159
Consolidated net income (loss) – pro forma	$(42,589)	$8,329
Diluted net income (loss) per share – pro forma	$(0.95)	$0.16
Diluted weighted-average shares – pro forma	42,745	42,251

ICP [Member]
Schedule of purchase price allocation

Cash and equivalents	$1,453
Accounts receivable	16,804
Inventories	3,837
Other current assets	77
Total current assets	22,171
Property and equipment	115,759
Other assets	1,387
Total assets	$139,317

Accounts payable and accrued liabilities	$20,152
Other current liabilities	2,045
Long-term debt outstanding, net	621
Total liabilities	$22,818